SUPPLEMENT TO THE

FIDELITY® SELECT PORTFOLIOS®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2005

Charles Hebard has replaced Matthew Fruhan as the portfolio manager of Select Financial Services Portfolio. All references of Matthew Fruhan are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 72 .

The following table provides information relating to other accounts managed by Mr. Hebard as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,044	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Financial Services Portfolio ($436 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2005
Charles Hebard	Financial Services	None

SELB-05-03 August 12, 2005
1.475630.120

Matthew Friedman has replaced Jonathan Zang as the portfolio manager of Select Natural Gas Portfolio. All references of Jonathan Zang are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 73.

The following table provides information relating to other accounts managed by Mr. Friedman as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 4,154	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Natural Gas Portfolio ($1,068 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on Page 76.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2005
Matthew Friedman	Natural Gas	None